INCOME TAXES (Tables)	12 Months Ended
Jan. 01, 2023
Income Tax Disclosure [Abstract]
Schedule of Components of Current and Deferred Income Tax Expense (Benefit)
The components of current and deferred income tax expense reflected in the Consolidated and Combined Statements of Operations are as follows:

	Fiscal Year
(In thousands)	2022	2021	2020
Provision for income taxes:
Current tax (expense) benefits	$(13,239)	$3,952	$(12,644)
Deferred tax (expense) benefit	(18,952)	(4,155)	517
Provision for income taxes	$(32,191)	$(203)	$(12,127)

Schedule of Effective Income Tax Rate Reconciliation
The provision for income taxes differs from the amounts obtained by applying the statutory Singapore tax rate of 17% to income before taxes as shown below:

	Fiscal Year
(In thousands)	2022	2021	2020
Statutory rate	17%	17%	17%
Tax benefit at statutory rate	$38,400	$40,641	$21,367
Foreign tax rate differential	(45,985)	(37,390)	(19,356)
Change in valuation allowance	(30,595)	(12,510)	(10,431)
Unrecognized tax benefits (expense)	3,455	7,797	(3,896)
Other	2,534	1,259	189
Provision for income taxes	$(32,191)	$(203)	$(12,127)

Schedule of Deferred Tax Assets and Liabilities
Long-term deferred tax assets and liabilities are presented in the Consolidated Balance Sheets as follows:

	As of
(In thousands)	January 1, 2023	January 2, 2022
Deferred tax assets:
Net operating loss carryforward	$49,183	$32,486
Reserves and accruals	21,666	1,698
Fixed assets	—	905
Total deferred tax assets	70,849	35,089
Valuation allowance	(60,501)	(29,906)
Total deferred tax assets, net of valuation allowance	10,348	5,183
Deferred tax liabilities:
Intangible assets and accruals	(14,913)	(1,150)
Total deferred tax liabilities	(14,913)	(1,150)
Net deferred tax assets	$(4,565)	$4,033

Summary of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amounts of unrecognized tax benefits during fiscal years 2022 and 2021 is as follows:

	Fiscal Year Ended
(In thousands)	January 1, 2023	January 2, 2022
Balance at beginning of period	$34,695	$39,506
Additions for tax positions related to the current year	10,971	1,186
Reduction of tax position relating to settlement with taxing authorities	(2,252)	(2,554)
Reductions for tax positions from prior years/statute of limitations expirations	(9,249)	(3,174)
Foreign exchange gain	(304)	(269)
Balance at end of period	$33,861	$34,695